Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Basic and Diluted Net Loss Per Share Attributable to Stockholders [Abstract]
Diluted loss per share	$ 332.17	$ 101.66